Average Annual Total Returns - LVIP BlackRock Global Real Estate Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes) 1 year	FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes) 5 years	FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	(2.21%)	4.66%	5.21%	(2.45%)	4.41%	4.95%	(9.04%)	3.74%	5.44%